Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per Share
Earnings per Share

19. Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31 (in thousands):

	2021	2020	2019
Numerator:
Net income	$1,052,841	$153,550	$131,253
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,345	23,589	15,835
Effect of dilutive securities:
Share based compensation	239	216	386
Diluted weighted average common shares outstanding	20,584	23,805	16,221

The issued and outstanding 15,000,000 warrants to purchase shares of the Company’s common stock (on a pre-split basis), which expired in January 2019, were excluded from the diluted earnings per share for the year ended December 31, 2019, because they were antidilutive.

Basic and diluted earnings per share amount related to the gain on debt extinguishment of $111.6 million recorded on the debt refinancing in the year ended December 31, 2021 (see Note 10) are $5.49 and $5.42, respectively.